Related Party Transactions - Schedule of Related Party Transactions Income Expenses (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	$ 5,923	$ 0
Loona Pool Agency Limited [Member]
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	7,045
Ocean Yield Malta Limited [Member]
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	$ (1,122)